Other liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other liabilities
43	Other liabilities

	2017	2016
	RMB million	RMB million
Civil Aviation Development Fund and airport tax payable	1,788	1,559
Payable for purchase of property, plant and equipment	1,194	900
Sales agent deposits	507	430
Other taxes payable	569	508
Deposit received for chartered flights	191	216
Others	1,485	1,359

	5,734	4,972

As at December 31, 2017, the fair value of the balance approximate their carrying amount.